Total

Deer Park Total Return Credit Fund

Class A	DPFAX
Class I	DPFNC
Class C	DPFVX

(a series of Northern Lights Fund Trust)

Supplement dated April 5, 2022
to the Prospectus dated January 28, 2022

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Please be advised, that effective April 1, 2022, the fee table and the expense example for the Fund have been amended and restated as shown below.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load)	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None	None	None
Redemption Fee	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.84%	1.84%	1.84%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None
Interest Expense	0.01%	0.01%	0.01%
Other Expenses	0.29%	0.29%	0.29%
Acquired Funds Fee and Expenses(1)	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	2.40%	3.15%	2.15%
Fee Waiver and/or Expense Reimbursement(2)	(0.38)%	(0.38)%	(0.38)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expenses Reimbursement	2.02%	2.77%	1.77%
(1)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
(2)	The Trust, on behalf of the Fund, has entered into an operating expense limitation agreement with the Princeton Fund Advisors, LLC (the “Adviser”), pursuant to which the Adviser has contractually agreed to waive management fees and to make payments to limit Fund expenses, until at least January 31, 2024 so that the total annual operating expenses (exclusive of certain fees or expenses) do not exceed 2.00%, 2.75% and 1.75% of average daily net assets attributable to Class A, Class C and Class I shares, respectively. The agreement excludes any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with instruments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the adviser) from the expense limitation. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits and the limits at the time of recoupment. This agreement may be terminated only by the Board of Trustees on 60 days written notice to the Adviser.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
Class A	$768	$1,246	$1,750	$3,127
Class C	$280	$936	$1,617	$3,431
Class I	$180	$636	$1,120	$2,453

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Also, the second paragraph of the section entitled “Management” on page 12 of the Prospectus is hereby deleted in its entirety and replaced by the following:

Pursuant to an advisory agreement between the Trust, on behalf of the Fund, and the Adviser, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to 1.84% of the Fund’s average daily net assets. For the fiscal year ended September 30, 2021, the Adviser received an annual advisory fee equal to 1.60% of the Fund’s average daily net assets. The Adviser has also contractually agreed to reduce its fees and reimburse expenses of the Fund, until at least January 31, 2024 to ensure the total annual Fund operating expenses after fee waiver (excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, taxes, expenses incurred in connection with any merger or reorganization and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the adviser)) will not exceed 2.00%, 2.75% and 1.75% for Class A, Class C and Class I shares, average daily net assets, respectively. This expense reimbursement is subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits and the limits at the time of recoupment. This agreement may be terminated only by the Board on 60 days’ written notice to the Adviser. A discussion regarding the basis for the Board of Trustees’ approval of the advisory and sub-advisory agreements is available in the Fund’s Annual Shareholder Report for the fiscal year ended September 30, 2021.

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You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information dated January 28, 2022. These documents provide information that you should know about the Funds before investing and have been filed with the Securities and Exchange Commission. These documents are available upon request and without charge by calling the Fund toll-free at 1-888-868-9501.

Please retain this Supplement for future reference.

Deer Park Total Return Credit Fund
Deer Park Total Return Credit Fund
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Deer Park Total Return Credit Fund	Deer Park Total Return Credit Fund Class A	Deer Park Total Return Credit Fund Class C	Deer Park Total Return Credit Fund Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load)	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none	none
Redemption Fee	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Deer Park Total Return Credit Fund		Deer Park Total Return Credit Fund Class A	Deer Park Total Return Credit Fund Class C	Deer Park Total Return Credit Fund Class I
Management Fees		1.84%	1.84%	1.84%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Interest Expense		0.01%	0.01%	0.01%
Other Expenses		0.29%	0.29%	0.29%
Acquired Funds Fee and Expenses	[1]	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		2.40%	3.15%	2.15%
Fee Waiver and/or Expense Reimbursement	[2]	(0.38%)	(0.38%)	(0.38%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expenses Reimbursement		2.02%	2.77%	1.77%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[2]	The Trust, on behalf of the Fund, has entered into an operating expense limitation agreement with the Princeton Fund Advisors, LLC (the “Adviser”), pursuant to which the Adviser has contractually agreed to waive management fees and to make payments to limit Fund expenses, until at least January 31, 2024 so that the total annual operating expenses (exclusive of certain fees or expenses) do not exceed 2.00%, 2.75% and 1.75% of average daily net assets attributable to Class A, Class C and Class I shares, respectively. The agreement excludes any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with instruments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the adviser) from the expense limitation. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits and the limits at the time of recoupment. This agreement may be terminated only by the Board of Trustees on 60 days written notice to the Adviser.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example - Deer Park Total Return Credit Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Deer Park Total Return Credit Fund Class A	768	1,246	1,750	3,127
Deer Park Total Return Credit Fund Class C	280	936	1,617	3,431
Deer Park Total Return Credit Fund Class I	180	636	1,120	2,453